Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Mar. 26, 2012
Commitments & Contingencies (Textual)
Maximum granted period for underwriters to purchase additional Units to cover over-allotment at the Public Offering price	45 days
Number of additional units reserved under 45 days option for underwriters	600,000	340,000
Forfeiture of 200,000 ordinary shares in connection with the underwriters' election to not exercise the overallotment option	200,000
Corporate finance fee, description	The underwriters will be entitled to a corporate finance fee of two percent (2.0%) of the Public Offering, payable in cash upon the closing of a Business Combination.
Deferred Corporate Finance Fee	$ 800,000